Other disclosures - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 39,916	€ 40,187	€ 37,059
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,444,406	1,428,516	1,386,799
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,443,444	1,423,165	1,372,109
Other financial liabilities	39,916	40,187	37,059
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	170,118	136,109	106,169
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	179,766	166,542	163,733
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	362,805	389,003	383,640
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,352	1,227	925	€ 629
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	910,521	898,053	882,300
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,126,439	1,125,308	1,111,887
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,125,532	1,124,373	1,108,918
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	250,440	263,428	258,701
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	875,092	860,945	850,217
Debt securities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	317,967	303,208	274,912
Debt securities | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	317,912	298,792	263,191
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	170,118	136,109	106,169
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	112,365	125,575	124,939
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 35,429	€ 37,108	€ 32,083